Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000146463 | Galderma Group AG
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000146463 | Dr. Ing hc F Porsche AG- (Preference Shares)
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000146463 | GoTo Gojek Tokopedia Tbk. PT
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000146463 | J&T Global Express Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000146463 | Zhejiang Leapmotor Technology Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000146463 | CVC Capital Partners PLC
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000146463 | Amman Mineral Internasional PT
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000146463 | Midea Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146463 | Rakuten Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000146463 | Lottomatica Group SpA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000146463 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000146463 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000146463 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000146463 | IndustryAir Freight & Logistics
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000146463 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000146463 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000146463 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000146463 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000146463 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000146463 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000146463 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000146463 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000129677 | Kenvue, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000129677 | Corebridge Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000129677 | ARM Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000129677 | Astera Labs, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000129677 | Maplebear, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000129677 | Cava Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129677 | NEXTracker, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000129677 | Kaspi.KZ JSC
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000129677 | Tempus AI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000129677 | Standardaero, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000129677 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000129677 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000129677 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000129677 | IndustryPersonal Care Products
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000129677 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000129677 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000129677 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000129677 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000129677 | IndustryTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000129677 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000129677 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000129677 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	18.90%